ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Purchase price allocation
Effective	May 7, 2019

Purchaser	TPT Global Tech

Consideration Given:
Cash paid	$1,000,000
Liabilities:

Promissory Note	$750,000
Deferred revenue	230,000
Unfavorable leases	323,000
Accounts and other payables	591,964
Total liabilities	$1,894,964
Total Consideration Value	$2,894,964

Assets Acquired:
Customer base	$350,000
Current assets:
Cash	201,614
Prepaid and other receivables	99,160
Deposits	13,190
Favorable leases	95,000
Property and equipment	1,939,000
Total Assets Acquired	$2,697,964
Goodwill	$197,000

TPT Global Tech
Effective	9-1-18

Purchaser	TPT Global Tech

Consideration Given:
Common Stock	6,500,000
6,500,000
Estimated Value	$.13
Consideration Share Value	845,000
Note Payable	$1,533,217
Liabilities:
Bank debt	500,500
Lease payable	20,020
Accounts and other payables	386,652
Total Consideration Value	$3,285,389

Consideration Received:
Intangible asset	$1,677,000
Goodwill	853,366
Assets
Current assets	297,704
Fixed assets	445,362
Other assets	11,957
Total Consideration Received	$3,285,389

Proforma results
	2019	2018
Revenue	$10,970,258	$13,634,120
Cost of Sales	6,928,862	7,812,095
Gross Profit	$4,041,396	$5,822,025
Expenses	(5,521,661)	(6,791,761)
Derivative Expense	(3,572,107	—
Interest Expense and Impairment	(2,559,709)	(158,351)
Income Taxes	—	—
Net Loss	$(7,612,081)	$(1,128,087)
Loss per share	$(0.06)	$(0.01)

Had the acquisition occurred on January 1, 2017, condensed proforma statement of operations for the years ended December 31, 2018 and 2017 would be as follows:

	2018	2017
Revenue	$2,355,467	$3,966,866
Cost of Sales	2,350,657	3,226,912
Gross Profit (Loss)	$4,810	$739,954
Expenses	(4,768,116)	(4,058,844)
Interest Expense and impairment	(275,935)	(694,637)
Income taxes	—	—
Net Loss	$(5,039,241)	$(4,013,527)

Included in the consolidated statement of operations for the year ended December 31, 2018 are the results of operations for Blue Collar for the four months ended December 31 which are the following:

2018
Revenue	$219,474
Cost of Sales	215,973
Gross Profit (Loss)	$3,501
Expenses	(301,105)
Interest Expense	(66,571)
Income taxes	—
Net Loss	$(364,175)